Note 15 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2010	1,850,300	$19.03
Granted	308,000	30.78
Exercised	(262,750)	19.87
Shares issuable under options - December 31, 2011	1,895,550	$20.83
Granted	367,000	31.48
Exercised	(363,850)	19.15
Forfeited	(169,500)	32.38
Shares issuable under options - December 31, 2012	1,729,200	$22.31
Granted	422,000	31.35
Exercised	(464,150)	16.20
Shares issuable under options - December 31, 2013	1,687,050	$26.25	2.5	$28,345
Options exercisable - End of period	709,350	$21.97	1.6	$14,950

Stock Options Exercised {Table Text Block]
	2013	2012	2011

Number of options exercised	464,150	363,850	262,750

Aggregate fair value	$16,780	$11,198	$8,510
Intrinsic value	9,313	4,265	3,320
Amount of cash received	7,467	6,933	5,190

Tax benefit recognized	$3,148	$1,438	$1,119

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011

Risk free rate	0.4%	0.4%	1.0%
Expected life in years	4.75	4.75	4.75
Expected volatility	37.5%	40.3%	39.4%
Dividend yield	0.0%	0.0%	0.0%

Weighted average fair value per option granted	$10.13	$10.87	$10.73